Retirement obligations - Disclosure of Sensitivity Analysis for Actuarial Assumptions (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of discount rates if rates decrease by 25%	3.71%
Discount rate	3.96%	3.56%
Actuarial assumption of discount rates if rates increase by 25%	4.21%
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net defined benefit liability if actuarial assumption of discount rates decrease by 25%	€ 529
Net defined benefit liability	507
Net defined benefit liability if actuarial assumption of discount rates increase by 25%	€ 487